Nationwide Life Insurance Company • Nationwide Variable Account-8

Prospectus supplement dated February 14, 2012 to
BOA Vision/NY (Citibank) and BOA VisionPlus (Citibank) prospectus dated May 1, 2004

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Global Technology Portfolio: Service II Shares into the Janus Aspen Series – Global Technology Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Global Technology Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Global Technology Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Global Technology Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Global Technology Portfolio: Service II Shares are removed.

2.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Overseas Portfolio: Service II Shares into the Janus Aspen Series – Overseas Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Overseas Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Overseas Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Overseas Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Overseas Portfolio: Service II Shares are removed.

3.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Emerging Markets Fund: Class R1 into the Van Eck VIP Trust – Emerging Markets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Emerging Markets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Emerging Markets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Emerging Markets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Emerging Markets Fund: Class R1 are removed.

4.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 into the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Global Hard Assets Fund: Class R1 are removed.